Financial structure and financial costs - Non-current financial debt and derivative financial instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial structure, financial costs and financial instruments
Non-current financial debt	$ 43,533	$ 40,478	$ 45,264
Non-current financial assets	(2,305)	(2,395)	(2,731)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	41,228	38,083	42,533
VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	9,755	7,051	8,958
FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	23,446	22,839	26,159
Other floating rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	609	838	240
Other fixed rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	1,074	1,081	535
Lease obligations
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	7,822	7,756	8,277
Non-current financial assets excluding derivative financial instruments
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	(1,412)	(1,308)	(1,428)
Other financial instruments/held for trading
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	(66)	(174)	(208)
Hedging instruments of non-current financial debt
Financial structure, financial costs and financial instruments
Non-current financial debt	2,313	2,198	3,746
Non-current financial assets	(546)	(673)	(813)
Secured
Financial structure, financial costs and financial instruments
Non-current financial debt	8,518	8,427	8,329
Non-current financial assets	(1,278)	(1,166)	(1,428)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	7,240	7,261	6,901
Secured | VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	43
Secured | Other floating rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	305	430	13
Secured | Other fixed rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	348	241	39
Secured | Lease obligations
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	7,822	7,756	8,277
Secured | Non-current financial assets excluding derivative financial instruments
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	(1,278)	(1,166)	(1,428)
Unsecured
Financial structure, financial costs and financial instruments
Non-current financial debt	35,015	32,051	36,935
Non-current financial assets	(1,027)	(1,229)	(1,303)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	33,988	30,822	35,632
Unsecured | VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	9,712	7,051	8,958
Unsecured | FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	23,446	22,839	26,159
Unsecured | Other floating rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	304	408	227
Unsecured | Other fixed rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	726	840	496
Unsecured | Non-current financial assets excluding derivative financial instruments
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	(134)	(142)
Unsecured | Other financial instruments/held for trading
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	(66)	(174)	(208)
Unsecured | Hedging instruments of non-current financial debt
Financial structure, financial costs and financial instruments
Non-current financial debt	2,313	2,198	3,746
Non-current financial assets	$ (546)	$ (673)	$ (813)